Taxes (Details) - USD ($) $ in Millions	6 Months Ended		36 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Taxes (Details) [Line Items]
Preferential tax rate	17.90%	13.10%
Effective income tax rate reconciliation, repatriation of foreign earnings, percent	25.00%
Unrecognized tax benefits that would impact effective tax rate (in Dollars)	$ 0.5	$ 0.2
Deferred tax assets, valuation allowance (in Dollars)
Operating loss carryforwards (in Dollars)	$ 6.6			$ 9.5
Minimum [Member]
Taxes (Details) [Line Items]
Preferential tax rate	2.50%
Finite lived in tangible asset useful life	5 years
Maximum [Member]
Taxes (Details) [Line Items]
Preferential tax rate	5.00%
Finite lived in tangible asset useful life	10 years
Hong Kong [Member]
Taxes (Details) [Line Items]
Preferential tax rate	16.50%
Beijing Tianyushengfeng E-commerce Technology Co., Ltd. [Member]
Taxes (Details) [Line Items]
Preferential tax rate				15.00%
Beijing Tianyushengfeng E-commerce Technology Co., Ltd. [Member] | Forecast [Member]
Taxes (Details) [Line Items]
Preferential tax rate			15.00%
Shengfeng Supply Chain Management Co., Ltd. [Member]
Taxes (Details) [Line Items]
Preferential tax rate				15.00%